Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	COMMUNITY BANCORP /VT
Entity Central Index Key	0000718413
Document Type	11-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025